Document and Entity Information	May 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2026
Entity File Number	001-42608
Entity Registrant Name	MARATHON BANCORP, INC.
Entity Central Index Key	0001835385
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	86-2191258
Entity Address, Address Line One	500 Scott Street
Entity Address, City or Town	Wausau
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54402
City Area Code	715
Local Phone Number	845-7331
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MBBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false